Net debt - Schedule of components of net debt (Details) - GBP (£) £ in Millions	Sep. 30, 2022	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	£ 259	£ 204
Current financial investments	2,686	3,145
Borrowings and bank overdrafts	(48,594)	(45,465)
Financing derivatives	(855)	(693)
Net debt (net of related derivative financial instruments)	(46,504)	(42,809)
Derivative liabilities	674	426
Derivatives | Capital expenditure
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	£ 2	£ 21